Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information
Schedule of key revenues streams of auto shows segment

	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Offline Marketing Services:
Auto shows	644,252	603,407	250,481
Special promotion events	—	19,772	4,851
Virtual dealership, online marketing services and others	6,761	21,594	74,896
Total	651,013	644,773	330,228